Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Advances for vessels under construction - related party
Advances for vessels under construction - related party
Balance as at January 1, 2014	$—
Additions	66,641
Balance as at December 31, 2014	$66,641
Additions	—
Transfer to vessels	(48,469)
Balance as at December 31, 2015	$18,172

Vessels, net
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2014	$1,396,552	$(219,733)	$1,176,819
Acquisition and improvements	183	—	183
Depreciation for the period	—	(56,932	) (56,932)
Balance as at December 31, 2014	$1,396,735	$(276,665)	$1,120,070
Acquisitions and improvements	208,523	—	208,523
Transfer from Advances for vessels under construction - related party	48,469	—	48,469
Depreciation for the period	—	(61,577	) (61,577)
Balance as at December 31, 2015	$1,653,727	$(338,242)	$1,315,485